Structured Operations Certificates- Structured Operations Certificates (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure Detail Of Maturity Analysis Of Structured Operations Certificate [Line Items]
Structured operations certificates	R$ 1,142,457	R$ 19,474
Current	1,918
Non-Current	1,140,539	19,474
Later than three months and not later than six months [member]
Disclosure Detail Of Maturity Analysis Of Structured Operations Certificate [Line Items]
Structured operations certificates	1,918
Later than one year [member]
Disclosure Detail Of Maturity Analysis Of Structured Operations Certificate [Line Items]
Structured operations certificates	R$ 1,140,539	R$ 19,474